Note 4 - Vessels, Net - Summary of Vessels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net book value	$ 116,230,333
Vessel depreciation	(6,605,976)	$ (4,178,886)	$ (3,305,951)
- Depreciation for the year	(6,605,976)	(4,178,886)	(3,305,951)
Net book value	98,458,447	116,230,333
Vessels [Member]
Costs	132,863,067	61,279,976
Accumulated depreciation	(16,632,734)	(12,453,848)
Net book value	116,230,333	48,826,128
Vessel depreciation	(6,605,976)	(4,178,886)
- Depreciation for the year	(6,605,976)	(4,178,886)
- Vessel acquisitions		71,214,470
- Capitalized expenses	575,677	368,621
Costs	116,331,440	132,863,067	61,279,976
Net book value	98,458,447	116,230,333	48,826,128
- Sale of vessels	(17,655,916)
- Sale of vessels	5,365,717
- Sale of vessels	(12,290,199)
- Contingent consideration for vessel acquisitions (Note 18)	548,612
Costs	116,331,440	132,863,067	61,279,976
Accumulated depreciation	$ (17,872,993)	$ (16,632,734)	$ (12,453,848)